S000033328 [Member] Expense Example - Columbia Commodity Strategy Fund	May 31, 2025 USD ($)
Class Inst3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	1,849
Class Inst
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Class Inst2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 942